As filed with the Securities and Exchange Commission on June 16, 2023

Securities Act File No. 333-129930

Investment Company Act File No. 811-21836

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 57	☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 61	☒

ONEFUND TRUST

(Exact Name of Registrant as Specified in Charter)

200 2nd Ave. South #737

St. Petersburg, FL 33701

(Address of Principal Executive Offices)

727-502-0808

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, New Castle County, Delaware 19801

(Name and Address of Agent for Service)

Michael G. Willis

200 2nd Ave. South #737

St. Petersburg, FL 33701

Copy to:

Todd Zerega, Esq.

Perkins Coie LLP

700 13th Street NW, Suite 800

Washington, DC 20005

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 19, 2023, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on ____ pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on ____ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 48 (the “Amendment”) to its Registration Statement (filed on December 7, 2022) until July 19, 2023. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of St. Petersburg and State of Florida, on June 16, 2023.

ONEFUND TRUST

By:	/s/ Michael Willis
Name:	Michael Willis
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the June 16, 2023.

Name	Title

/s/ Michael Willis	Trustee, President, Treasurer and Secretary
Michael Willis

/s/ Lance J. Baller*	Trustee
Lance J. Baller

/s/ Vijoy P. Chattergy*	Trustee
Vijoy P. Chattergy

*By:	/s/ Michael Willis
Attorney-in-fact

*	Pursuant to Power of Attorney